Goodwill and Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
NOTE 7: GOODWILL AND INTANGIBLE ASSETS
Goodwill and intangible assets to be disposed of as a result of our agreement with STG to sell certain assets of Enterprise Business were included in assets of discontinued operations in our condensed consolidated balance sheets as of June 26, 2021 and December 26, 2020, and accordingly, are excluded from the tables below.
Goodwill
Goodwill was $1,018 million as of June 26, 2021 and December 26, 2020.
Intangible Assets, Net

	December 26, 2020			June 26, 2021
(in millions)	Gross Assets	Accumulated Amortization	Net	Gross Assets	Accumulated Amortization	Net
Intangible assets subject to amortization:
Customer relationships and other	$758	$(556)	$202	$758	$(605)	$153
Acquired and developed technology	517	(401)	116	517	(450)	67

Total intangible assets subject to amortization	1,275	(957)	318	1,275	(1,055)	220
Intangible assets not subject to amortization:
Brand	411	—	411	411	—	411

Total intangible assets not subject to amortization	411	—	411	411	—	411

Total intangible assets	$1,686	$(957)	$729	$1,686	$(1,055)	$631

Amortization expense for purchased and developed intangible assets is as follows:

	Three Months Ended		Six Months Ended
(in millions)	June 27, 2020	June 26, 2021	June 27, 2020	June 26, 2021	Statements of Operations Classification
Customer relationships and other	$36	$13	$49	$72	Amortization of intangibles
Acquired and developed technology	27	22	49	54	Cost of sales

Total	$63	$35	$98	$126

Based on identified intangible assets that are subject to amortization as of June 26, 2021, we expect future amortization expense to be as follows:

(in millions)	Total
Remainder of 2021	$72
2022	76
2023	28
2024	20
2025	19
Thereafter	5

Total	$220

NOTE 10: GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill and intangible assets disposed of as a result of our agreement with STG to sell certain assets of Enterprise Business were included in assets of discontinued operations in our consolidated balance sheets as of December 26, 2020 and as of December 28, 2019, and accordingly, are excluded from the tables below.
Goodwill
Goodwill activity was as follows:

(in millions)	Total
Balance as of December 29, 2018	$1,018
Additions	—

Balance as of December 28, 2019	$1,018
Additions	—

Balance as of December 26, 2020	$1,018
During the fourth quarter of each year, we performed our annual impairment assessment. No impairment loss for goodwill or intangibles was recorded during the years ended December 26, 2020 or December 28, 2019.
Intangible Assets, Net
Amortization expense for purchased and developed intangible assets is as follows:

	December 28, 2019			December 26, 2020
(in millions)	Gross Assets	Accumulated Amortization	Net	Gross Assets	Accumulated Amortization	Net
Intangible assets subject to amortization:
Customer relationships and other	$758	$(413)	$345	$758	$(556)	$202
Acquired and developed technology	517	(293)	224	517	(401)	116

Total intangible assets subject to amortization	1,275	(706)	569	1,275	(957)	318
Intangible assets not subject to amortization:
Brand	411	—	411	411	—	411

Total intangible assets not subject to amortization	411	—	411	411	—	411

Total intangible assets	$1,686	$(706)	$980	$1,686	$(957)	$729

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020	Statements of Operations Classification
Customer relationships and other	$153	$146	$143	Amortization of intangibles
Acquired and developed technology	107	107	108	Cost of sales

Total	$260	$253	$251

Based on identified intangible assets that are subject to amortization as of December 26, 2020, we expect future amortization expense to be as follows:

(in millions)	Total
2021	$170
2022	76
2023	28
2024	20
2025	19
Thereafter	5

Total	$318